Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
17. SUBSEQUENT EVENTS
In accordance with FASB
ASC 855-10, the
Company has analyzed its operations subsequent to June 30, 2022, and through the date of this report being issued and has determined that it does not have any material subsequent events other than the following:
On July 1, 2022, GWW acquired 444,444 shares of Microphase’s common stock in exchange for $1,000,000 at approximately $2.25 per share. GWW now owns 63.07% of Microphase.
Pursuant to the Share Exchange Agreement dated December 27, 2021, on September 8, 2022, Giga-tronics Incorporated (“GIGA”) acquired 100% of the capital stock of GWW from BitNile in exchange for 2,920,085 shares of the GIGA’s common stock and 514.8 shares of Series F Convertible Preferred Stock (the “Series F”) that are convertible into an aggregate of 3,960,043 shares of GIGA’s common stock (the “Acquisition”). GIGA also assumed GWW’s outstanding equity awards representing the right to receive up to 749,626 shares of GIGA’s common stock, on an as-converted basis.
The transaction described herein resulted in a change of control of GIGA. Assuming BitNile were to convert all of the Series F, the common stock issuable to BitNile would be approximately 71.2% of outstanding shares. Immediately following the above transaction, GWW became wholly owned subsidiary of GIGA and GIGA became a majority-owned subsidiary of BitNile.

21. SUBSEQUENT EVENTS
In accordance with FASB
ASC 855-10, the
Company has analyzed its operations subsequent to December 31, 2021, and through the date of this report being issued and has determined that it does not have any material subsequent events to disclose in these financial statements other than the following:
On July 1, 2022, the Company acquired 444,444 shares of Microphase’s common stock in exchange for $1,000,000 at approximately $2.25 per share. The Company now owns 63.07% of Microphase. $400,000 of the purchase price was funded on July 1, 2022, $300,000 to be funded on or about July 30, 2022 and the remaining $300,000 on or about August 30, 2022.